CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Revenue	$ 0		$ 93,549		$ 152,127		$ 2,085,532
Cost of revenue	235,717		856,956		2,205,476		5,695,433
Gross margin	(235,717)		(763,407)		(2,053,349)		(3,609,901)
Operating expenses:
Research and development	184,563		766,495		1,821,816		5,462,680
Selling and marketing	543,337		345,590		468,074		1,539,690
General and administrative	2,078,805		2,652,795		8,807,651		11,117,525
Total operating expenses	2,806,705		3,764,880		11,097,541		18,119,895
Loss from operations	(3,042,422)		(4,528,287)		(13,150,890)		(21,729,796)
Non-operating expenses:
Interest income	7,385		11,740		17,166		117,372
Interest expense	(193,480)		(1,191,862)		(3,346,896)		(864,535)
Change in fair value of warrant liabilities	127,300		3,311		2,109,904		1,766,513
Change in fair value of derivative liability	37,900		0		141,100		0
Change in fair value of debt	256,522		0
Loss on issuance of debt	(707,800)		0
Loss on extinguishment of debt	(5,497,516)		0		(20,504,307)		0
Gain on sale of intellectual property intangible assets	8,961,872		0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	(6,064,823)		0
Interest expense recognized on remeasurement of preferred stock liability	(10,398,050)		0
Other income (loss), net	(98,313)		0		218,169		0
Loss before provision for income taxes	(16,611,425)		(5,705,098)		(34,515,754)		(20,710,446)
Provision for income taxes	0		0		0		0
Net loss	(16,611,425)		(5,705,098)		$ (34,515,754)		$ (20,710,446)
Reclassification of convertible preferred stock from mezzanine equity to liability	10,398,050		0
Deemed dividend in connection with modification of pre-funded warrants	(3,076,380)		0
Net loss available to common shareholders	$ (9,289,755)		$ (5,705,098)
Net loss per common share, basic	$ (0.28)	[1]	$ (6.18)	[1]	$ (5.91)	[2]	$ (0.63)	[2]
Net loss per common share, diluted	$ (0.28)	[1]	$ (6.18)	[1]	$ (5.91)	[2]	$ (0.63)	[2]
Weighted-average common shares used to compute net loss per common share, basic	33,074,691	[1],[3]	922,894	[1],[3]	5,837,286	[2]	33,064,250	[2]
Weighted-average common shares used to compute net loss per common share, diluted	33,074,691	[1],[3]	922,894	[1],[3]	5,837,286	[2]	33,064,250	[2]

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	Amount presented for the three months ended March 31, 2025 includes 3,831,229 shares of common stock that the Company was required to issue but had not yet issued as of March 31, 2025.